Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 704,673	$ 669,954
Allowance for loan losses	4,447	3,549
Loans, net of allowance	700,226	666,405
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	235,640	225,191
Allowance for loan losses	110	110
Loans, net of allowance	235,530	225,081
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	181,825	168,722
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	44,236	47,997
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,250	5,373
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,784	2,473
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	545	626
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	180,334	172,079
Allowance for loan losses	1,249	1,103
Loans, net of allowance	179,085	170,976
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	93,554	88,889
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	47,851	49,198
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,455	24,071
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,024	9,361
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	450	560
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	36,564	35,018
Allowance for loan losses	1,575	1,003
Loans, net of allowance	34,989	34,015
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,236	7,245
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,889	9,846
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,493	11,593
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,823	6,213
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	123	121
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	252,135	237,666
Allowance for loan losses	1,513	1,333
Loans, net of allowance	250,622	236,333
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	730	736
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	121,093	118,471
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	124,554	113,950
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,758	4,509
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	562,344	535,585
Allowance for off-balance sheet credit instruments	585	1,029
Total off-balance sheet credit instruments, net of allowance	561,759	534,556
Off-balance sheet credit risks [member] | Low risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	228,489	237,463
Off-balance sheet credit risks [member] | Normal risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	67,815	50,770
Off-balance sheet credit risks [member] | Medium risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,481	12,354
Off-balance sheet credit risks [member] | High risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,723	2,409
Off-balance sheet credit risks [member] | Default [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	108	96
Off-balance sheet credit risks [member] | Investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	179,650	166,769
Off-balance sheet credit risks [member] | Non investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	67,950	63,720
Off-balance sheet credit risks [member] | Watch and classified [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,128	2,004
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	681,701	648,143
Allowance for loan losses	2,122	1,628
Loans, net of allowance	679,579	646,515
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	232,517	222,509
Allowance for loan losses	28	24
Loans, net of allowance	232,489	222,485
Stage 1 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	181,748	168,690
Stage 1 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	43,988	47,821
Stage 1 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,817	5,106
Stage 1 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	964	892
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	174,026	165,080
Allowance for loan losses	690	574
Loans, net of allowance	173,336	164,506
Stage 1 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	92,601	87,906
Stage 1 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	46,878	48,008
Stage 1 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	27,576	23,008
Stage 1 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,971	6,158
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	34,011	32,796
Allowance for loan losses	732	379
Loans, net of allowance	33,279	32,417
Stage 1 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,188	7,234
Stage 1 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,807	9,780
Stage 1 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,218	11,347
Stage 1 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,798	4,435
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	241,147	227,758
Allowance for loan losses	672	651
Loans, net of allowance	240,475	227,107
Stage 1 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	120,940	118,414
Stage 1 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	119,256	108,678
Stage 1 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	951	666
Stage 1 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	554,280	528,532
Allowance for off-balance sheet credit instruments	293	550
Total off-balance sheet credit instruments, net of allowance	553,987	527,982
Stage 1 [member] | Off-balance sheet credit risks [member] | Low risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	227,757	236,456
Stage 1 [member] | Off-balance sheet credit risks [member] | Normal risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	67,245	50,116
Stage 1 [member] | Off-balance sheet credit risks [member] | Medium risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,204	12,005
Stage 1 [member] | Off-balance sheet credit risks [member] | High risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,869	1,423
Stage 1 [member] | Off-balance sheet credit risks [member] | Investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	179,650	166,769
Stage 1 [member] | Off-balance sheet credit risks [member] | Non investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	64,553	61,763
Stage 1 [member] | Off-balance sheet credit risks [member] | Watch and classified [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,627	18,204
Allowance for loan losses	1,579	1,217
Loans, net of allowance	18,048	16,987
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,212	1,739
Allowance for loan losses	26	34
Loans, net of allowance	2,186	1,705
Stage 2 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	77	32
Stage 2 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	248	176
Stage 2 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	433	267
Stage 2 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,454	1,264
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,240	5,622
Allowance for loan losses	384	349
Loans, net of allowance	4,856	5,273
Stage 2 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	953	983
Stage 2 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	973	1,190
Stage 2 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	879	1,063
Stage 2 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,435	2,386
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,075	1,768
Allowance for loan losses	521	283
Loans, net of allowance	1,554	1,485
Stage 2 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	48	11
Stage 2 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	82	66
Stage 2 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	275	246
Stage 2 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,670	1,445
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,100	9,075
Allowance for loan losses	648	551
Loans, net of allowance	9,452	8,524
Stage 2 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	153	57
Stage 2 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,298	5,272
Stage 2 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,649	3,746
Stage 2 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	7,956	6,957
Allowance for off-balance sheet credit instruments	277	477
Total off-balance sheet credit instruments, net of allowance	7,679	6,480
Stage 2 [member] | Off-balance sheet credit risks [member] | Low risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	732	1,007
Stage 2 [member] | Off-balance sheet credit risks [member] | Normal risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	570	654
Stage 2 [member] | Off-balance sheet credit risks [member] | Medium risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	277	349
Stage 2 [member] | Off-balance sheet credit risks [member] | High risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	854	986
Stage 2 [member] | Off-balance sheet credit risks [member] | Non investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,397	1,957
Stage 2 [member] | Off-balance sheet credit risks [member] | Watch and classified [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,126	2,004
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,345	3,607
Allowance for loan losses	746	704
Loans, net of allowance	2,599	2,903
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	911	943
Allowance for loan losses	56	52
Loans, net of allowance	855	891
Stage 3 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	366	317
Stage 3 [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	545	626
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,068	1,377
Allowance for loan losses	175	180
Loans, net of allowance	893	1,197
Stage 3 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	618	817
Stage 3 [member] | Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	450	560
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	478	454
Allowance for loan losses	322	341
Loans, net of allowance	156	113
Stage 3 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	355	333
Stage 3 [member] | Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	123	121
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	888	833
Allowance for loan losses	193	131
Loans, net of allowance	695	702
Stage 3 [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	730	736
Stage 3 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	158	97
Stage 3 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	108	96
Allowance for off-balance sheet credit instruments	15	2
Total off-balance sheet credit instruments, net of allowance	93	94
Stage 3 [member] | Off-balance sheet credit risks [member] | Default [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 108	$ 96